FIVE HIGHEST PAID EMPLOYEES - Number of highest paid employees in each remuneration band (Details) - Employee	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Highest Paid Employees [line items]
Number of employees	9	12	10
Highest paid employees [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees	5	5	5
Highest paid employees [member] | RMB5,500,001 - RMB6,000,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees			1
Highest paid employees [member] | RMB6,000,001 - RMB6,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees		1
Highest paid employees [member] | RMB6,500,001 - RMB7,000,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees	2
Highest paid employees [member] | RMB7,000,001 - RMB7,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees		1
Highest paid employees [member] | RMB7,500,001 - RMB8,000,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees	1		3
Highest paid employees [member] | RMB8,000,001 - RMB8,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees		1
Highest paid employees [member] | RMB8,500,001 - RMB9,000,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees	1
Highest paid employees [member] | RMB9,000,001 - RMB9,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees		1	1
Highest paid employees [member] | RMB10,000,001 - RMB10,500,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees		1
Highest paid employees [member] | RMB10,500,001 - RMB11,000,000 [member]
Disclosure Of Highest Paid Employees [line items]
Number of employees	1